iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .1%
Huntington Ingalls Industries, Inc. .............. 73 $ 14,701
L3Harris Technologies, Inc. .................. 87 15,305
Raytheon Technologies Corp. ................ 488 44,964
Textron, Inc. ............................ 72 4,455
79,425
a
Air Freight & Logistics  —  1 .6%
CH Robinson Worldwide, Inc. ................ 117 11,061
Expeditors International of Washington, Inc. ....... 170 18,753
FedEx Corp. ............................ 38 8,283
United Parcel Service, Inc. , Class B ............ 138 23,046
61,143
a
Automobiles  —  0 .2%
Ford Motor Co. .......................... 329 3,948
Rivian Automotive, Inc. , Class A
(a)
.............. 282 4,154
8,102
a
Banks  —  6 .0%
Bank of America Corp. ..................... 1,726 47,966
Citigroup, Inc. ........................... 479 21,229
Huntington Bancshares, Inc. ................. 871 8,980
JPMorgan Chase & Co. .................... 614 83,326
PNC Financial Services Group, Inc. (The) ........ 166 19,228
Regions Financial Corp. .................... 1,081 18,669
Truist Financial Corp. ...................... 160 4,875
U.S. Bancorp ........................... 185 5,531
Wells Fargo & Co. ........................ 383 15,247
225,051
a
Beverages  —  4 .7%
Coca-Cola Co. (The) ...................... 1,463 87,283
Keurig Dr Pepper, Inc. ..................... 342 10,643
Molson Coors Beverage Co. , Class B ........... 166 10,267
PepsiCo, Inc. ........................... 372 67,834
176,027
a
Biotechnology  —  3 .4%
AbbVie, Inc. ............................ 326 44,975
Amgen, Inc. ............................ 137 30,229
Biogen, Inc.
(a)
........................... 41 12,153
Gilead Sciences, Inc. ...................... 399 30,699
Regeneron Pharmaceuticals, Inc.
(a)
............. 14 10,298
128,354
a
Building Products  —  2 .2%
Allegion PLC ............................ 41 4,294
Carrier Global Corp. ....................... 329 13,456
Fortune Brands Innovations, Inc. .............. 187 11,304
Johnson Controls International PLC ............ 391 23,343
Owens Corning .......................... 60 6,380
Trane Technologies PLC .................... 148 24,158
82,935
a
Capital Markets  —  4 .4%
Bank of New York Mellon Corp. (The) ........... 368 14,794
BlackRock, Inc.
(b)
......................... 26 17,096
Charles Schwab Corp. (The) ................. 161 8,483
CME Group, Inc. , Class A ................... 21 3,754
Goldman Sachs Group, Inc. (The) ............. 89 28,827
Intercontinental Exchange, Inc. ............... 71 7,522
Invesco Ltd. ............................ 349 5,019
Moody's Corp. ........................... 27 8,556
Morgan Stanley .......................... 491 40,144
Security Shares Value
a
Capital Markets (continued)
Nasdaq, Inc. ............................ 262 $ 14,502
Northern Trust Corp. ....................... 83 5,969
State Street Corp. ........................ 160 10,883
165,549
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 14 3,768
Dow, Inc. .............................. 273 13,317
DuPont de Nemours, Inc. ................... 57 3,830
Ecolab, Inc. ............................ 133 21,951
International Flavors & Fragrances, Inc. .......... 123 9,507
Linde PLC ............................. 96 33,951
Mosaic Co. (The) ......................... 106 3,388
PPG Industries, Inc. ....................... 97 12,735
102,447
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ....................... 936 46,491
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 11 4,378
a
Consumer Finance  —  1 .3%
American Express Co. ..................... 178 28,224
Discover Financial Services .................. 89 9,144
Synchrony Financial ....................... 371 11,486
48,854
a
Consumer Staples Distribution & Retail  —  0 .9%
Kroger Co. (The) ......................... 278 12,601
Target Corp. ............................ 146 19,116
31,717
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 760 7,326
Avery Dennison Corp. ...................... 42 6,767
Ball Corp. .............................. 119 6,088
International Paper Co. ..................... 158 4,652
24,833
a
Distributors  —  0 .6%
LKQ Corp. ............................. 404 21,311
a
Diversified Telecommunication Services  —  1 .5%
AT&T, Inc. .............................. 1,258 19,788
Verizon Communications, Inc. ................ 971 34,597
54,385
a
Electric Utilities  —  2 .1%
Eversource Energy ....................... 339 23,469
Exelon Corp. ............................ 366 14,512
NextEra Energy, Inc. ...................... 559 41,064
79,045
a
Electrical Equipment  —  0 .4%
Eaton Corp. PLC ......................... 50 8,795
Emerson Electric Co. ...................... 50 3,884
Rockwell Automation, Inc. ................... 13 3,622
16,301
a
Electronic Equipment, Instruments & Components  —  0 .3%
TE Connectivity Ltd. ....................... 30 3,675
Trimble, Inc.
(a)
........................... 145 6,767
10,442
a

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 322 $ 8,774
a
Entertainment  —  0 .3%
Electronic Arts, Inc. ....................... 100 12,800
a
Financial Services  —  1 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 123 39,493
Fidelity National Information Services, Inc. ........ 213 11,623
Fiserv, Inc.
(a)
............................ 142 15,931
67,047
a
Food Products  —  3 .4%
Archer-Daniels-Midland Co. .................. 189 13,353
Bunge Ltd.
(a)
............................ 156 14,452
Campbell Soup Co. ....................... 77 3,892
Conagra Brands, Inc. ...................... 184 6,416
General Mills, Inc. ........................ 421 35,431
Hormel Foods Corp. ....................... 97 3,710
Kellogg Co. ............................. 414 27,643
McCormick & Co., Inc. , NVS ................. 78 6,687
Mondelez International, Inc. , Class A ............ 201 14,756
126,340
a
Gas Utilities  —  0 .3%
UGI Corp. .............................. 379 10,601
a
Ground Transportation  —  0 .3%
CSX Corp. ............................. 211 6,471
Norfolk Southern Corp. ..................... 22 4,580
11,051
a
Health Care Equipment & Supplies  —  2 .6%
Abbott Laboratories ....................... 378 38,556
Baxter International, Inc. .................... 89 3,624
Becton Dickinson & Co. .................... 45 10,879
Medtronic PLC .......................... 146 12,083
STERIS PLC ............................ 48 9,599
Teleflex, Inc. ............................ 16 3,756
Zimmer Biomet Holdings, Inc. ................ 147 18,719
97,216
a
Health Care Providers & Services  —  5 .3%
Centene Corp.
(a)
......................... 59 3,682
Cigna Group (The) ........................ 82 20,288
CVS Health Corp. ........................ 208 14,150
HCA Healthcare, Inc. ...................... 37 9,775
Humana, Inc. ........................... 24 12,045
Laboratory Corp. of America Holdings ........... 50 10,626
Quest Diagnostics, Inc. ..................... 105 13,928
UnitedHealth Group, Inc. .................... 228 111,091
195,585
a
Health Care REITs  —  0 .8%
Healthpeak Properties, Inc. .................. 193 3,852
Ventas, Inc. ............................ 86 3,710
Welltower, Inc. ........................... 309 23,055
30,617
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 223 3,702
a
Hotels, Restaurants & Leisure  —  0 .4%
Aramark ............................... 96 3,790
MGM Resorts International .................. 90 3,536
Vail Resorts, Inc. ......................... 35 8,512
15,838
a
Security Shares Value
a
Household Products  —  2 .7%
Clorox Co. (The) ......................... 38 $ 6,011
Colgate-Palmolive Co. ..................... 133 9,892
Kimberly-Clark Corp. ...................... 127 17,054
Procter & Gamble Co. (The) ................. 481 68,542
101,499
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 233 21,741
General Electric Co. ....................... 69 7,006
Honeywell International, Inc. ................. 144 27,590
56,337
a
Industrial REITs  —  1 .0%
Prologis, Inc. ............................ 309 38,486
a
Insurance  —  2 .4%
Allstate Corp. (The) ....................... 32 3,470
Chubb Ltd. ............................. 72 13,378
Hartford Financial Services Group, Inc. (The) ...... 110 7,537
Marsh & McLennan Companies, Inc. ............ 63 10,910
MetLife, Inc. ............................ 74 3,667
Prudential Financial, Inc. .................... 381 29,981
Travelers Companies, Inc. (The) ............... 123 20,817
89,760
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 98 29,980
Akamai Technologies, Inc.
(a)
.................. 90 8,291
International Business Machines Corp. .......... 269 34,591
Twilio, Inc. , Class A
(a)
...................... 89 6,196
79,058
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 165 9,793
a
Life Sciences Tools & Services  —  1 .0%
Avantor, Inc.
(a)
........................... 285 5,683
Danaher Corp. .......................... 106 24,340
Illumina, Inc.
(a)
........................... 27 5,309
35,332
a
Machinery  —  3 .0%
Caterpillar, Inc. .......................... 95 19,546
Cummins, Inc. ........................... 123 25,143
Dover Corp. ............................ 75 10,000
Fortive Corp. ............................ 99 6,446
Graco, Inc. ............................. 58 4,436
IDEX Corp. ............................. 44 8,763
Ingersoll Rand, Inc. ....................... 138 7,819
Pentair PLC ............................ 331 18,361
Xylem, Inc. ............................. 126 12,625
113,139
a
Media  —  1 .2%
Comcast Corp. , Class A .................... 720 28,332
Fox Corp. , Class B ........................ 138 4,031
Interpublic Group of Companies, Inc. (The) ....... 252 9,372
Paramount Global , Class B , NVS .............. 252 3,833
45,568
a
Metals & Mining  —  0 .8%
Freeport-McMoRan, Inc. .................... 217 7,452
Newmont Corp. .......................... 238 9,651
Nucor Corp. ............................ 35 4,622
Reliance Steel & Aluminum Co. ............... 16 3,755

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 41 $ 3,768
29,248
a
Multi-Utilities  —  2 .5%
CMS Energy Corp. ........................ 270 15,655
Consolidated Edison, Inc. ................... 279 26,031
Public Service Enterprise Group, Inc. ........... 650 38,837
Sempra Energy .......................... 77 11,052
91,575
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 36 4,085
Boston Properties, Inc. ..................... 78 3,796
7,881
a
Oil, Gas & Consumable Fuels  —  6 .6%
Chevron Corp. ........................... 367 55,278
ConocoPhillips .......................... 336 33,365
Devon Energy Corp. ....................... 81 3,734
EOG Resources, Inc. ...................... 143 15,342
EQT Corp. ............................. 126 4,381
Exxon Mobil Corp. ........................ 476 48,638
Kinder Morgan, Inc. , Class P ................. 233 3,754
Marathon Petroleum Corp. .................. 67 7,029
Occidental Petroleum Corp. .................. 108 6,227
ONEOK, Inc. ............................ 493 27,933
Ovintiv, Inc.
(a)
............................ 314 10,384
Phillips 66 .............................. 128 11,726
Pioneer Natural Resources Co. ............... 51 10,171
Valero Energy Corp. ....................... 67 7,172
245,134
a
Pharmaceuticals  —  5 .8%
Bristol-Myers Squibb Co. .................... 497 32,027
Johnson & Johnson ....................... 471 73,033
Merck & Co., Inc. ......................... 632 69,779
Pfizer, Inc. ............................. 1,131 43,001
217,840
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc.
(a)
........... 82 12,031
Leidos Holdings, Inc. ...................... 79 6,167
18,198
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 31 5,393
a
Retail REITs  —  0 .1%
Regency Centers Corp. .................... 66 3,714
a
Semiconductors & Semiconductor Equipment  —  7 .0%
Analog Devices, Inc. ....................... 39 6,930
Applied Materials, Inc. ..................... 93 12,397
Broadcom, Inc. .......................... 68 54,941
First Solar, Inc.
(a)
......................... 29 5,886
Intel Corp. ............................. 1,018 32,006
Lam Research Corp. ...................... 44 27,135
Marvell Technology, Inc. .................... 216 12,634
Micron Technology, Inc. ..................... 201 13,708
NXP Semiconductors NV ................... 97 17,373
QUALCOMM, Inc. ........................ 189 21,434
Texas Instruments, Inc. ..................... 330 57,380
261,824
a
Software  —  1 .2%
Black Knight, Inc.
(a)
........................ 66 3,814
Gen Digital, Inc. .......................... 323 5,665
Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 232 $ 24,578
Roper Technologies, Inc. .................... 23 10,447
44,504
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 117 21,579
Crown Castle, Inc. ........................ 158 17,887
Digital Realty Trust, Inc. .................... 104 10,656
Iron Mountain, Inc. ........................ 185 9,883
Weyerhaeuser Co. ........................ 398 11,407
71,412
a
Specialty Retail  —  3 .4%
Best Buy Co., Inc. ........................ 166 12,063
Home Depot, Inc. (The) .................... 249 70,579
Lowe's Companies, Inc. .................... 150 30,169
TJX Companies, Inc. (The) .................. 164 12,594
125,405
a
Technology Hardware, Storage & Peripherals  —  1 .0%
Hewlett Packard Enterprise Co. ............... 1,310 18,890
HP, Inc. ............................... 309 8,980
Seagate Technology Holdings PLC ............. 62 3,726
Western Digital Corp.
(a)
..................... 100 3,873
35,469
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 71 3,823
Ferguson PLC
(a)
.......................... 133 19,273
United Rentals, Inc. ....................... 17 5,675
28,771
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 27 3,900
Essential Utilities, Inc. ...................... 326 13,281
17,181
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,994,280 ) .................................. 3,718,882
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(b) (c)
............................ 1,620 1,620
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,620 ) ..................................... 1,620
Total Investments — 99.8%
(Cost: $ 3,995,900 ) .................................. 3,720,502
Other Assets Less Liabilities — 0 .2% ..................... 8,679
Net Assets — 100.0% ................................. $ 3,729,181
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Value ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
01/31/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ —  $ 1,620
(b)
$ —  $ —  $ —  $ 1,620  1,620  $ 73  $ —
BlackRock, Inc. .... —  43,278  (21,181) (2,358) (2,643) 17,096  26  160  —
$ (2,358) $ (2,643)
$ 18,716
$ 233  $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,718,882 $ — $ — $ 3,718,882
Short-Term Securities
Money Market Funds ...................................... 1,620 — — 1,620
$ 3,720,502 $ — $ — $ 3,720,502
Portfolio Abbreviation
NVS Non-Voting Shares